Financial Instruments - Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	£ 13,784	£ 9,769
Deposits by customers	183,648	177,172
Trading liabilities	31,109	15,560
Financial liabilities designated at fair value	2,315	2,440
Debt securities in issue	42,633	50,346
Subordinated liabilities	3,793	4,303
Total financial liabilities	294,895	282,693
Undiscounted Cash Flow [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	13,914	9,888
Deposits by customers	184,071	177,693
Trading liabilities	31,327	15,674
- Held for trading	17,038	22,360
- Held for hedging(1)	1,764	1,984
Financial liabilities designated at fair value	2,377	2,518
Debt securities in issue	44,076	52,863
Subordinated liabilities	6,790	8,797
Total financial liabilities	301,357	291,777
Off-balance sheet commitments given	42,059	41,616
Undiscounted Cash Flow [Member] | On Demand [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	2,452	2,366
Deposits by customers	154,114	145,810
Trading liabilities	1,520	3,535
- Held for trading	9	41
- Held for hedging(1)	6
Financial liabilities designated at fair value	7	9
Total financial liabilities	158,108	151,761
Off-balance sheet commitments given	2,082	1,692
Undiscounted Cash Flow [Member] | In No More Than 3 Months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	1,466	916
Deposits by customers	4,764	4,996
Trading liabilities	26,914	10,042
- Held for trading	620	904
- Held for hedging(1)	11	14
Financial liabilities designated at fair value	545	404
Debt securities in issue	8,395	9,189
Subordinated liabilities	289	450
Total financial liabilities	43,004	26,915
Off-balance sheet commitments given	6,874	5,128
Undiscounted Cash Flow [Member] | In More Than 3 Months But Not More Than 1 Year [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	914	677
Deposits by customers	13,869	13,420
Trading liabilities	152	21
- Held for trading	1,203	1,569
- Held for hedging(1)	27	38
Financial liabilities designated at fair value	222	229
Debt securities in issue	4,821	7,010
Subordinated liabilities	147	554
Total financial liabilities	21,355	23,518
Off-balance sheet commitments given	1,844	2,642
Undiscounted Cash Flow [Member] | In more than 1 year but not more than 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	8,874	5,833
Deposits by customers	6,720	11,077
Trading liabilities	161	602
- Held for trading	2,505	4,352
- Held for hedging(1)	420	575
Financial liabilities designated at fair value	789	1,117
Debt securities in issue	22,927	21,889
Subordinated liabilities	783	1,739
Total financial liabilities	43,179	47,184
Off-balance sheet commitments given	12,399	23,584
Undiscounted Cash Flow [Member] | In More Than 5 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	208	96
Deposits by customers	4,604	2,390
Trading liabilities	2,580	1,474
- Held for trading	12,701	15,494
- Held for hedging(1)	1,300	1,357
Financial liabilities designated at fair value	814	759
Debt securities in issue	7,933	14,775
Subordinated liabilities	5,571	6,054
Total financial liabilities	35,711	42,399
Off-balance sheet commitments given	£ 18,860	£ 8,570